Prepaid Expenses and Other Current Assets - Components of Prepaid Expenses and Other Current Assets (Detail) - USD ($) $ in Thousands		May 31, 2016	May 31, 2015
Prepaid Expenses And Other Current Assets [Abstract]
Prepaid rent		$ 33,135	$ 35,973
Advances to suppliers		23,143	19,134
Interest receivable		9,341	6,490
Rental deposit		7,122	3,370
Receivable from the settlement bank for the proceeds of exercise of options and withholding tax		5,548	7,636
Prepaid advertising fees		3,250	3,652
Staff advances	[1]	2,829	4,589
Value added taxes recoverable		2,534	1,979
Deposit of advertising & decoration		1,961	1,255
Receivable of social insurance		1,374	1,127
Prepaid property taxes and other taxes		616	830
Others	[2]	8,824	11,798
Prepaid expenses and other current assets		$ 99,677	$ 97,833

[1]	Staff advances were provided to staff for traveling and related use which are expensed as incurred and staff allowance for on-site enrollment activities.
[2]	Others primarily included maintenance fees, other receivables and other miscellaneous prepayments.